Cash flow information - Non cash investing and financing activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow information
Acquisition of right-of-use properties by leasing	¥ 76,534	¥ 118,030	¥ 38,646